Employee Benefits (Narratives) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of pension and early retirement plan		Some of the Company’s employees in and outside of Israel have defined benefit pension plans for their retirement, which are controlled by the Company. Generally, according to the terms of the plans, as stated, the employees are entitled to receive pension payments based on, among other things, their number of years of service (in certain cases up to 70% of their last base salary) or computed, in certain cases, based on a fixed salary. Some employees of a subsidiary in Israel are entitled to early retirement if they meet certain conditions, including age and seniority at the time of retirement.
Actual return (loss) on plan assets		$ 28	$ (135)
Expenses recorded in respect of defined contribution plans		38	$ 39
The Company's estimate of deposits expected in funded defined benefit plans for 2024		$ 8
Year 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash incentive to senior managers subject to compliance with certain financial targets	$ 37